Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Tax rate	26.50%	26.50%	25.00%
Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested	$ 2,599
Unrecognized deferred tax liability related to undistributed earnings of foreign subsidiaries	780
Operating loss carryforwards	61,111
Capital loss carryforwards	15,658
Utilization Of Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	1,329	$ (1,700)
Net Operating Loss Carryforwards Expected To Be Realized In Foreseeable Future [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance			$ 6,431
Internal Revenue Service I R S [Member]
Valuation Allowance [Line Items]
Operating loss carryforwards	$ 97,433